INCOME TAXES (Details Narrative) $ in Millions			6 Months Ended
	Apr. 01, 2018 HKD ($)	Mar. 31, 2018	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Operating Loss Carryforwards [Line Items]
Assessable profit			$ (1,866,274)	$ 527,282
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate	16.50%	16.50%
Assessable profit	$ 2
Inland Revenue, Hong Kong [Member] | First HKD 2 Million
Operating Loss Carryforwards [Line Items]
Change in income tax rate	8.25%